Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
July 30, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® Core Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), First Eagle Investment Management, LLC (First Eagle), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Geode, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

MMC-L-MMC-N-SUM-16-01 1.9879802.100	October 31, 2016

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® Core Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), First Eagle Investment Management, LLC (First Eagle), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc. (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Brandywine Global, ClariVest, Geode, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, T. Rowe Price, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

MMC-SUM-16-01 1.9879801.100	October 31, 2016